CONSOLIDATED BALANCE SHEETS(USD ($)) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 492.4	$ 872.5
Restricted cash	216.6	142.5
Inventories	516.5	558.2
Accounts receivable, net of allowance for doubtful accounts of $10.7 and $34.6 at December 31, 2010 and 2011, respectively	466.6	515.9
- Investee companies of GSF	19.5	10.4
- Others	447.1	505.5
Other receivables, net of allowance for doubtful accounts of $16.3 and $22.3 at December 31, 2010 and 2011, respectively	14.3	19.0
Value-added tax recoverable	90.8	92.4
Advances to suppliers	84.4	84.4
Other financial assets	37.4	15.4
Deferred tax assets, net	21.4	22.6
Amounts due from related parties	67.7	55.1
Other current assets	77.9	34.4
Total current assets	2,086.0	2,412.4
Property, plant and equipment, net	1,569.2	1,326.2
Intangible assets, net	23.0	156.0
Goodwill		278.0
Long-term investments	9.6	53.6
Investments in affiliates	454.2	545.9
Long-term prepayments	185.1	213.8
Long-term loans to a supplier		53.0
Long-term deferred expenses	24.2	32.4
Amounts due from related parties - non-current	67.6	94.1
Restricted cash - non-current	21.7
Deferred tax assets, net	49.6
Other non-current assets	47.1	51.7
TOTAL ASSETS	4,537.3	5,217.1
Current liabilities:
Short-term borrowings, including current portion of long-term bank borrowings	1,573.4	1,400.8
Accounts payable	555.3	457.0
Other payables	113.7	74.0
Payables in respect of purchase of property, plant and equipment	93.5	96.3
Advances from customers	12.8	31.4
Accrued payroll and welfare	30.7	34.4
Government grants	13.5	17.5
Amounts due to related parties	134.4	93.9
Income tax payable		66.7
Other financial liabilities	7.1	56.1
Other current liabilities	74.5	41.9
Total current liabilities	2,608.9	2,370.0
Long-term bank borrowings	133.3	163.3
Convertible notes	580.9	551.2
Accrued warranty costs	94.1	81.0
Deferred tax liabilities		15.6
Other long-term liabilities	167.3	155.8
Total liabilities	3,584.5	3,336.9
Equity:
Ordinary shares, par value $0.01, 500,000,000 shares authorized, 180,071,575 and 180,839,781 shares issued and outstanding at December 31, 2010 and 2011, respectively	1.8	1.8
Additional paid-in capital	1,148.0	1,134.8
Retained earnings (accumulated deficit)	(365.0)	653.6
Accumulated other comprehensive income	161.6	77.5
Total equity attributable to Suntech Power Holdings Co. Ltd.	946.4	1,867.7
Noncontrolling interests	6.4	12.5
Total Equity	952.8	1,880.2
TOTAL LIABILITIES AND EQUITY	$ 4,537.3	$ 5,217.1